Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

7. COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company entered into a new non-cancelable operating lease on August 1, 2017, with a term commencing on September 19, 2017 and expiring on September 30, 2020, for an office property located at 3960 Howard Hughes Parkway, Las Vegas. The Company relocated its principal offices from the property located at 6160 West Tropicana Avenue, Las Vegas office in September 2017. Monthly rental payments under the new operating lease are $5,794, and the Company is responsible for its pro rata shares of operating expenses and property taxes. In addition to the 6160 West Tropicana Avenue, Las Vegas office lease that expired on September 30, 2017, the Company previously had leases for operating facilities in Florida, Illinois and Arizona all of which terminated during 2016. Total rent expense for the nine months ended September 30, 2017 and 2016 was $52,715 and $154,838 respectively. Total rent expense for the three months ended September 30, 2017 and 2016 was $23,826 and $47,373 respectively. The Company is responsible for certain operating expenses in connection with these leases.

Legal Matters

From time to time, the Company may be involved in legal proceedings in the normal course of its business. The Company incurred one-off legal settlements and related fees of $624,283 during the nine months ended September 30, 2017. Of this amount, $178,982 was in the form of reductions to outstanding loan principal. These settlements related to an action by the State of Virginia under the Virginia consumer lending program and a separate action by an individual customer. In addition, as part of the settlements, the annual interest rate on all loans originated in Virginia have been reduced to 12% APR. As of September 30, 2017, there are $230,227 in outstanding loans that originated in Virginia, which mature between May 2019 and April 2022. The Company is not involved in any material legal proceedings at the present time.

Professional Consulting Contract

The Company has a professional consulting contract with Mr. Mathieson, the Company’s Chief Executive Officer (our “Chief Executive Officer”) and the sole member of the Board of Directors, according to which the Company paid the Chief Executive Officer $300,000 in cash and $0 in health insurance premiums and costs for the nine months ended September 30, 2017. On July 1, 2017, we and our Chief Executive Officer agreed to terminate, effective July 1, 2017, the consulting contract dated January 1, 2017 between our Chief Executive Officer and the Company pursuant to which the Company was required to pay Mr. Mathieson $1,000,000 annually in exchange for certain consulting services. Concurrently with the termination of that consulting contract, IEC and our Chief Executive Officer entered into a new professional consulting contract, effective as of July 1, 2017 (the “Professional Consulting Contract”). Pursuant to the terms of the Professional Consulting Contract, our Chief Executive Officer agreed to provide regulatory and management consulting services as requested by the Company and/or IEC. The Professional Consulting Contract has a term of 1.5 years and renews automatically for successive one-year periods unless notice of termination is provided 30 days prior to the automatic renewal date. In exchange for the services provided to the Company and/or IEC by our Chief Executive Officer, IEC agreed to pay him $1,200,000 annually in quarterly payments of $300,000 due in advance each quarter and to provide health insurance benefits as well as a discretionary bonus to be determined by the Company’s Board of Directors, which consists solely of Mr. Mathieson. There was no bonus approved or paid for the year ended December 31, 2016 or for the nine months ended September 30, 2017.

Regulatory Requirements

State statutes authorizing the Company’s products and services typically provide state agencies that regulate banks and financial institutions with significant regulatory powers to administer and enforce the law. Under statutory authority, state regulators have broad discretionary power and may impose new licensing requirements, interpret or enforce existing regulatory requirements in different ways, or issue new administrative rules. In addition, when the staff of state regulatory bodies change, it is possible that the interpretations of applicable laws and regulations may also change.

Net Profit Interest

The Company has a net profit interest agreement with a third party lender, under which the Company pays 20% of its subsidiary IEC SPV LLC’s net profit to the lender (see note 4).

9.	COMMITMENTS AND CONTINGENCIES

Operating Leases

The Company renewed its operating facility lease effective October 1, 2016 under a non-cancelable operating lease that expires on 30 September 2017. Monthly rental payments under this lease are $4,693 plus a proportionate share of operating expenses. The Company previously had leases for operating facilities in Florida, Illinois and Arizona all of which terminated during 2016. Total rent expense for the year ended December 31, 2016 and 2015 was $178,678 and $244,621, respectively. The Company is responsible for certain operating expenses in connection with these leases.

Legal Matters

From time to time, the Company may be involved in legal proceedings in the normal course of its business. The Company is not involved in any legal proceedings at the present time.

Professional Consulting Contract

The Company had a professional consulting contract with its Chief Executive Officer (“CEO”), according to which, the Company paid $1,000,000 and health insurance for the year ended December 31, 2016. The Company was obligated to pay its CEO $1,000,000 annually plus health insurance, with a discretionary bonus to be determined by the Company’s Board on December 31, 2016. There was no bonus approved or paid for the year ended December 31, 2016.

Regulatory Requirements

State statutes authorizing the Company’s products and services typically provide state agencies that regulate banks and financial institutions with significant regulatory powers to administer and enforce the law. Under statutory authority, state regulators have broad discretionary power and may impose new licensing requirements, interpret or enforce existing regulatory requirements in different ways, or issue new administrative rules. In addition, when the staff of state regulatory bodies change, it is possible that the interpretations of applicable laws and regulations may also change.

Net Profit Interest

The Company has a net profit interest agreement with its lender, under which the Company pays 20% of its subsidiary IEC SPV LLC’s net profit to the lender (see note 4).